Risk Report - Credit Risk Exposure - Credit Risk Profile by Industry Sector (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024
Total
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	€ 1,247,548		€ 1,209,964
Total | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	640		602
Total | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	11,025		12,293
Total | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	98,274		102,375
Total | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	19,210		19,541
Total | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	2,386		2,070
Total | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	14,881		11,793
Total | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	46,620		47,904
Total | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	12,883		12,710
Total | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	5,311		4,311
Total | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	29,151		30,918
Total | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	490,078	[1]	474,109	[2]
Total | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	56,939	[3]	62,114	[4]
Total | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	28,079		15,075
Total | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	13,920		15,661
Total | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	157,158		139,577
Total | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	814		797
Total | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	6,201		6,550
Total | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	2,305		2,124
Total | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	19,050		20,514
Total | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	218,703		225,190
Total | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	13,920		3,735
Revocable and Irrevocable Lending Commitments
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	274,305	[5],[6],[7]	269,699	[8],[9]
Revocable and Irrevocable Lending Commitments | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	262	[5]	239	[9]
Revocable and Irrevocable Lending Commitments | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,533	[5]	5,934	[9]
Revocable and Irrevocable Lending Commitments | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	53,985	[5]	56,933	[9]
Revocable and Irrevocable Lending Commitments | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	8,956	[5]	8,870	[9]
Revocable and Irrevocable Lending Commitments | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,042	[5]	1,013	[9]
Revocable and Irrevocable Lending Commitments | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,764	[5]	3,039	[9]
Revocable and Irrevocable Lending Commitments | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	17,358	[5]	18,290	[9]
Revocable and Irrevocable Lending Commitments | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	5,784	[5]	5,373	[9]
Revocable and Irrevocable Lending Commitments | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,393	[5]	1,314	[9]
Revocable and Irrevocable Lending Commitments | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	13,486	[5]	16,501	[9]
Revocable and Irrevocable Lending Commitments | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	97,880	[1],[5]	95,492	[2],[9]
Revocable and Irrevocable Lending Commitments | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	7,566	[3],[5]	7,868	[4],[9]
Revocable and Irrevocable Lending Commitments | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	12,733	[5]	5,754	[9]
Revocable and Irrevocable Lending Commitments | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	5,163	[5]	5,025	[9]
Revocable and Irrevocable Lending Commitments | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	8,755	[5]	7,438	[9]
Revocable and Irrevocable Lending Commitments | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	153	[5]	99	[9]
Revocable and Irrevocable Lending Commitments | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,784	[5]	1,850	[9]
Revocable and Irrevocable Lending Commitments | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,255	[5]	1,166	[9]
Revocable and Irrevocable Lending Commitments | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	3,043	[5]	7,013	[9]
Revocable and Irrevocable Lending Commitments | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	24,412	[5]	20,488	[9]
Revocable and Irrevocable Lending Commitments | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1	[5]	1	[9]
Contingent Liabilities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	79,092		73,468
Contingent Liabilities | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	13		24
Contingent Liabilities | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,410		1,275
Contingent Liabilities | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	13,742		14,331
Contingent Liabilities | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,009		4,489
Contingent Liabilities | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	405		264
Contingent Liabilities | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	3,732		3,244
Contingent Liabilities | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	6,106		6,339
Contingent Liabilities | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,524		1,201
Contingent Liabilities | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	150		150
Contingent Liabilities | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	2,863		3,014
Contingent Liabilities | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	38,349	[1]	34,889	[2]
Contingent Liabilities | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	321	[3]	399	[4]
Contingent Liabilities | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,125		2,129
Contingent Liabilities | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	907		493
Contingent Liabilities | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	148		120
Contingent Liabilities | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	14		55
Contingent Liabilities | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	93		91
Contingent Liabilities | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	96		83
Contingent Liabilities | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	833		628
Contingent Liabilities | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	249		246
Contingent Liabilities | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4		3
Financial assets at amortised cost | Loans
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	484,270	[10],[11],[12]	489,579	[13],[14],[15]
Financial assets at amortised cost | Loans | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	346	[10]	336	[15]
Financial assets at amortised cost | Loans | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,964	[10]	1,885	[15]
Financial assets at amortised cost | Loans | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	26,496	[10]	26,634	[15]
Financial assets at amortised cost | Loans | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,787	[10]	4,346	[15]
Financial assets at amortised cost | Loans | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	675	[10]	595	[15]
Financial assets at amortised cost | Loans | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,628	[10]	4,330	[15]
Financial assets at amortised cost | Loans | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	21,094	[10]	21,405	[15]
Financial assets at amortised cost | Loans | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,580	[10]	4,766	[15]
Financial assets at amortised cost | Loans | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	3,560	[10]	2,665	[15]
Financial assets at amortised cost | Loans | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	8,920	[10]	8,930	[15]
Financial assets at amortised cost | Loans | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	129,848	[1],[10]	126,640	[2],[15]
Financial assets at amortised cost | Loans | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	45,505	[3],[10]	49,859	[4],[15]
Financial assets at amortised cost | Loans | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	9,873	[10]	6,276	[15]
Financial assets at amortised cost | Loans | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	6,820	[10]	8,921	[15]
Financial assets at amortised cost | Loans | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	7,758	[10]	5,740	[15]
Financial assets at amortised cost | Loans | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	249	[10]	295	[15]
Financial assets at amortised cost | Loans | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	3,808	[10]	4,130	[15]
Financial assets at amortised cost | Loans | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	851	[10]	820	[15]
Financial assets at amortised cost | Loans | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	8,731	[10]	6,719	[15]
Financial assets at amortised cost | Loans | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	193,777	[10]	204,282	[15]
Financial assets at amortised cost | Loans | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4	[10]	5	[15]
Financial assets at amortised cost | Debt securities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	40,285	[16],[17],[18]	21,655	[19],[20],[21]
Financial assets at amortised cost | Debt securities | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	0	[21]
Financial assets at amortised cost | Debt securities | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	41	[21]
Financial assets at amortised cost | Debt securities | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	23	[21]
Financial assets at amortised cost | Debt securities | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	49	[16]	71	[21]
Financial assets at amortised cost | Debt securities | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	0	[21]
Financial assets at amortised cost | Debt securities | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	360	[16]	264	[21]
Financial assets at amortised cost | Debt securities | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	118	[16]	0	[21]
Financial assets at amortised cost | Debt securities | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	243	[16]	159	[21]
Financial assets at amortised cost | Debt securities | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	5	[21]
Financial assets at amortised cost | Debt securities | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	7	[16]	31	[21]
Financial assets at amortised cost | Debt securities | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	6,916	[1],[16]	5,379	[2],[21]
Financial assets at amortised cost | Debt securities | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	81	[3],[16]	198	[4],[21]
Financial assets at amortised cost | Debt securities | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	48	[21]
Financial assets at amortised cost | Debt securities | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	19	[21]
Financial assets at amortised cost | Debt securities | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	24,233	[16]	14,160	[21]
Financial assets at amortised cost | Debt securities | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	0	[21]
Financial assets at amortised cost | Debt securities | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	108	[16]	103	[21]
Financial assets at amortised cost | Debt securities | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	0	[21]
Financial assets at amortised cost | Debt securities | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	153	[16]	450	[21]
Financial assets at amortised cost | Debt securities | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[16]	0	[21]
Financial assets at amortised cost | Debt securities | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	8,017	[16]	704	[21]
Financial assets at amortised cost | Repo and repo-style transactions
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	37,514	[22],[23],[24]	40,846	[25],[26]
Financial assets at amortised cost | Repo and repo-style transactions | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	52	[23]	43	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	37,362	[1],[23]	40,437	[2],[26]
Financial assets at amortised cost | Repo and repo-style transactions | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	101	[3],[23]	324	[4],[26]
Financial assets at amortised cost | Repo and repo-style transactions | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	42	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at amortised cost | Repo and repo-style transactions | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Trading financial assets at fair value through profit or loss | Loans
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	12,842		11,380
Trading financial assets at fair value through profit or loss | Loans | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	2		0
Trading financial assets at fair value through profit or loss | Loans | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,629		2,392
Trading financial assets at fair value through profit or loss | Loans | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	747		525
Trading financial assets at fair value through profit or loss | Loans | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	256		632
Trading financial assets at fair value through profit or loss | Loans | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	39		0
Trading financial assets at fair value through profit or loss | Loans | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	451		244
Trading financial assets at fair value through profit or loss | Loans | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	375		165
Trading financial assets at fair value through profit or loss | Loans | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	36		416
Trading financial assets at fair value through profit or loss | Loans | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	81		64
Trading financial assets at fair value through profit or loss | Loans | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,172		757
Trading financial assets at fair value through profit or loss | Loans | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	5,441	[1]	3,944	[2]
Trading financial assets at fair value through profit or loss | Loans | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,445	[3]	1,005	[4]
Trading financial assets at fair value through profit or loss | Loans | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	269		133
Trading financial assets at fair value through profit or loss | Loans | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	128		319
Trading financial assets at fair value through profit or loss | Loans | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	384		458
Trading financial assets at fair value through profit or loss | Loans | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	76		17
Trading financial assets at fair value through profit or loss | Loans | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	91		29
Trading financial assets at fair value through profit or loss | Loans | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	17		4
Trading financial assets at fair value through profit or loss | Loans | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	191		260
Trading financial assets at fair value through profit or loss | Loans | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[10]	0
Trading financial assets at fair value through profit or loss | Loans | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	12		17
Financial assets at fair value through profit or loss | Loans
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	3,370		1,954
Financial assets at fair value through profit or loss | Loans | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Loans | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	41		66
Financial assets at fair value through profit or loss | Loans | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	195		5
Financial assets at fair value through profit or loss | Loans | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	5		0
Financial assets at fair value through profit or loss | Loans | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Loans | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	179		0
Financial assets at fair value through profit or loss | Loans | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	178		103
Financial assets at fair value through profit or loss | Loans | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	2		63
Financial assets at fair value through profit or loss | Loans | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	33		0
Financial assets at fair value through profit or loss | Loans | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	22		16
Financial assets at fair value through profit or loss | Loans | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,354	[1]	1,177	[2]
Financial assets at fair value through profit or loss | Loans | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	147	[3]	136	[4]
Financial assets at fair value through profit or loss | Loans | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	118		0
Financial assets at fair value through profit or loss | Loans | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	161		95
Financial assets at fair value through profit or loss | Loans | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	10		14
Financial assets at fair value through profit or loss | Loans | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Loans | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Loans | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Loans | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	923		280
Financial assets at fair value through profit or loss | Loans | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[10]	0
Financial assets at fair value through profit or loss | Loans | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Derivatives
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	24,336	[27],[28],[29]	26,900	[30],[31]
Financial assets at fair value through profit or loss | Derivatives | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[27]	1	[31]
Financial assets at fair value through profit or loss | Derivatives | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	853	[27]	145	[31]
Financial assets at fair value through profit or loss | Derivatives | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	789	[27]	1,205	[31]
Financial assets at fair value through profit or loss | Derivatives | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	207	[27]	150	[31]
Financial assets at fair value through profit or loss | Derivatives | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	141	[27]	50	[31]
Financial assets at fair value through profit or loss | Derivatives | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	74	[27]	13	[31]
Financial assets at fair value through profit or loss | Derivatives | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	239	[27]	180	[31]
Financial assets at fair value through profit or loss | Derivatives | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	184	[27]	164	[31]
Financial assets at fair value through profit or loss | Derivatives | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4	[27]	2	[31]
Financial assets at fair value through profit or loss | Derivatives | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	351	[27]	384	[31]
Financial assets at fair value through profit or loss | Derivatives | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	19,636	[1],[27]	22,093	[2],[31]
Financial assets at fair value through profit or loss | Derivatives | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	185	[3],[27]	326	[4],[31]
Financial assets at fair value through profit or loss | Derivatives | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	42	[27]	161	[31]
Financial assets at fair value through profit or loss | Derivatives | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	226	[27]	138	[31]
Financial assets at fair value through profit or loss | Derivatives | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	358	[27]	286	[31]
Financial assets at fair value through profit or loss | Derivatives | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	33	[27]	55	[31]
Financial assets at fair value through profit or loss | Derivatives | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	17	[27]	46	[31]
Financial assets at fair value through profit or loss | Derivatives | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	18	[27]	17	[31]
Financial assets at fair value through profit or loss | Derivatives | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	713	[27]	1,305	[31]
Financial assets at fair value through profit or loss | Derivatives | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	265	[27]	174	[31]
Financial assets at fair value through profit or loss | Derivatives | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1	[27]	4	[31]
Financial assets at fair value through profit or loss | Debt securities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	135,575		127,744
Financial assets at fair value through profit or loss | Debt securities | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	16		2
Financial assets at fair value through profit or loss | Debt securities | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	595		553
Financial assets at fair value through profit or loss | Debt securities | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,362		1,389
Financial assets at fair value through profit or loss | Debt securities | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	766		915
Financial assets at fair value through profit or loss | Debt securities | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	71		143
Financial assets at fair value through profit or loss | Debt securities | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	377		344
Financial assets at fair value through profit or loss | Debt securities | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	446		612
Financial assets at fair value through profit or loss | Debt securities | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	408		461
Financial assets at fair value through profit or loss | Debt securities | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	88		90
Financial assets at fair value through profit or loss | Debt securities | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,930		1,048
Financial assets at fair value through profit or loss | Debt securities | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	35,177	[1]	29,863	[2]
Financial assets at fair value through profit or loss | Debt securities | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,314	[3]	1,277	[4]
Financial assets at fair value through profit or loss | Debt securities | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	556		256
Financial assets at fair value through profit or loss | Debt securities | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	422		471
Financial assets at fair value through profit or loss | Debt securities | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	82,712		83,873
Financial assets at fair value through profit or loss | Debt securities | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	207		262
Financial assets at fair value through profit or loss | Debt securities | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	206		289
Financial assets at fair value through profit or loss | Debt securities | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	46		19
Financial assets at fair value through profit or loss | Debt securities | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,106		3,514
Financial assets at fair value through profit or loss | Debt securities | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0		0
Financial assets at fair value through profit or loss | Debt securities | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,770		2,362
Financial assets at fair value through profit or loss | Repo and repo-style transactions
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	112,315	[22],[23],[24]	104,649	[25],[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	37	[23]	42	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	3	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	111,332	[1],[23]	104,150	[2],[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	2	[3],[23]	7	[4],[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	7	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	23	[23]	16	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	631	[23]	110	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	1	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	279	[23]	207	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	0	[26]
Financial assets at fair value through profit or loss | Repo and repo-style transactions | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[23]	117	[26]
Financial assets at fair value through other comprehensive income | Loans
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4,432	[32],[33],[34]	5,068	[35],[36],[37]
Financial assets at fair value through other comprehensive income | Loans | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[32]	0	[37]
Financial assets at fair value through other comprehensive income | Loans | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[32]	0	[37]
Financial assets at fair value through other comprehensive income | Loans | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	814	[32]	1,195	[37]
Financial assets at fair value through other comprehensive income | Loans | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	82	[32]	38	[37]
Financial assets at fair value through other comprehensive income | Loans | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	4	[32]	3	[37]
Financial assets at fair value through other comprehensive income | Loans | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	55	[32]	30	[37]
Financial assets at fair value through other comprehensive income | Loans | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	699	[32]	809	[37]
Financial assets at fair value through other comprehensive income | Loans | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	98	[32]	103	[37]
Financial assets at fair value through other comprehensive income | Loans | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[32]	19	[37]
Financial assets at fair value through other comprehensive income | Loans | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	396	[32]	237	[37]
Financial assets at fair value through other comprehensive income | Loans | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,845	[1],[32]	1,589	[2],[37]
Financial assets at fair value through other comprehensive income | Loans | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	56	[3],[32]	535	[4],[37]
Financial assets at fair value through other comprehensive income | Loans | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	238	[32]	214	[37]
Financial assets at fair value through other comprehensive income | Loans | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	62	[32]	161	[37]
Financial assets at fair value through other comprehensive income | Loans | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[32]	24	[37]
Financial assets at fair value through other comprehensive income | Loans | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[32]	0	[37]
Financial assets at fair value through other comprehensive income | Loans | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	8	[32]	12	[37]
Financial assets at fair value through other comprehensive income | Loans | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	13	[32]	15	[37]
Financial assets at fair value through other comprehensive income | Loans | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	62	[32]	81	[37]
Financial assets at fair value through other comprehensive income | Loans | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[32]	0	[37]
Financial assets at fair value through other comprehensive income | Loans | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[32]	0	[37]
Financial assets at fair value through other comprehensive income | Debt securities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	38,084	[38],[39],[40]	34,236	[41],[42],[43]
Financial assets at fair value through other comprehensive income | Debt securities | Agriculture, forestry and fishing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[38]	0	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Mining and quarrying
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[38]	2	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Manufacturing
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	57	[38]	50	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Electricity, gas, steam and air conditioning supply
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	94	[38]	28	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Water supply, sewerage, waste management and remediation activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	11	[38]	1	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Construction
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	260	[38]	285	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Wholesale and retail trade, repair of motor vehicles and motorcycles
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	6	[38]	3	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Transport and storage
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	25	[38]	3	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Accommodation and food service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	2	[38]	1	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Information and communication
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[38]	0	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	3,810	[1],[38]	5,671	[2],[43]
Financial assets at fair value through other comprehensive income | Debt securities | Real estate activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	215	[3],[38]	181	[4],[43]
Financial assets at fair value through other comprehensive income | Debt securities | Professional, scientific and technical activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	119	[38]	105	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Administrative and support service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	8	[38]	4	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Public administration and defense, compulsory social security
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	32,171	[38]	27,354	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Education
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	82	[38]	14	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Human health services and social work activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	86	[38]	0	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Arts, entertainment and recreation
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	10	[38]	0	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Other service activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	16	[38]	13	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	0	[38]	0	[43]
Financial assets at fair value through other comprehensive income | Debt securities | Activities of extraterritorial organizations and bodies
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,112	[38]	522	[43]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	1,128	[22],[23],[24]	2,786	[25],[26]
Financial assets at fair value through other comprehensive income | Repo and repo-style transactions | Financial and insurance activities
Credit Risk Profile by Industry Sector [Line Items]
Maximum exposure to credit risk	€ 1,128	[1],[23]	€ 2,786	[2],[26]

[1]	Includes exposure to Corporates including Holding Companies of € 108 billion, Asset-Backed Securities of € 47 billion, Banks of € 91 billion, Insurance of € 21 billion,
Financial Intermediaries of € 13 billion and Public Sector of € 16 billion , all based on internal client classification

[2]	Includes exposure to Corporates including Holding Companies of € 108 billion, Asset-Backed Securities of € 49 billion, Banks of € 66 billion, Insurance of € 9 billion,
Financial Intermediaries of € 15 billion and Public Sector of € 17 billion, all based on internal client classification

[3]	Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 31 billion
[4]	Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 36 billion
[5]	[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[6]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[7]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[8]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[9]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[10]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[11]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[12]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[13]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[14]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[15]	[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[16]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[17]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[18]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[19]	[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[20]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[21]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[22]	[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[23]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[24]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[25]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[26]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[27]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[28]	[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[29]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[30]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[31]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[32]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[33]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[34]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[35]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[36]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[37]	[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to €60.7 million as of December 31, 2024
[38]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[39]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[40]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[41]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[42]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[43]	[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024